Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company maintains processes intended to identify, assess and manage material risks from cybersecurity threats. Due to the Company’s limited operations and resources, cybersecurity functions are managed primarily by executive management with support from third-party information technology service providers as needed.

The Company relies on commercially available systems, cloud-based applications and third-party service providers for certain information technology functions. Management periodically assesses operational and cybersecurity risks, including risks relating to unauthorized access, business interruption, and data loss. The Company maintains basic safeguards designed to protect its systems and information, including password protection, restricted access controls, software updates and data backup procedures.

As of the date of this Annual Report, the Company has not experienced any cybersecurity incidents that have materially affected, or are reasonably likely to materially affect, the Company’s business strategy, results of operations or financial condition. However, cybersecurity threats continue to evolve, and the Company may be required to expend additional resources in the future to enhance its cybersecurity measures.

The Board of Directors oversees the Company’s risk management processes, including risks related to cybersecurity and information technology. Management is responsible for day-to-day administration of cybersecurity matters and reports material issues to the Board as appropriate. Due to the Company’s size and limited operations, the Company does not currently maintain a dedicated cybersecurity department or chief information security officer.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	the Company has not experienced any cybersecurity incidents that have materially affected, or are reasonably likely to materially affect, the Company’s business strategy, results of operations or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board of Directors oversees the Company’s risk management processes, including risks related to cybersecurity and information technology.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management is responsible for day-to-day administration of cybersecurity matters and reports material issues to the Board as appropriate.